Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
Description of Plan

1.	Description of Plan:

General:

The following description of the AstraZeneca Savings and Security Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. The Plan, formerly known as the Zeneca Deferred Compensation Plan, was established on April 1, 1958, and was designed to provide a systematic means of saving and investing for the future.

Effective July 1, 2000, the Zeneca Deferred Compensation Plan was amended and restated as the Plan sponsorship transferred from Zeneca Inc. to AstraZeneca Pharmaceuticals LP (the “Company”). Regular full-time and part-time employees of the Company are immediately eligible to participate in the Plan. The Company is an indirect wholly owned subsidiary of AstraZeneca PLC. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

The Plan is intended as a plan described in Section 404(c) of ERISA and Section 2550.404c-l of Title 29 of the Code of Federal Regulations. Because the Plan allowed participants to invest both before-tax and after-tax contributions in AstraZeneca PLC American Depositary Receipts (“ADRs”), the Plan and the stock offered thereunder are registered under the Securities Act of 1933 (the “Act”). Participants have not been able to make new investments in, or transfer funds to the ADRs on or after December 15, 2015.

The AstraZeneca Investment Committee is the Plan’s named fiduciary for investment and certain administrative duties, and the AstraZeneca Administration Committee is the Plan’s named fiduciary for claims administration and certain other duties. Both committees are appointed by and subject to review by the AstraZeneca North America HR Sub-Committee. The Company has contracted with Fidelity Workplace Services LLC to act as recordkeeper for the Plan.

Administrative Expenses:

Some costs and expenses incident to the administration of the Plan and the management of the trust, including the compensation of the trustee, are paid by the Company. Brokerage charges and fees incurred in connection with the purchase and sale of securities are included as an element of the cost of securities purchased or as a reduction in the proceeds of securities sold. Investment advisory fees are paid by the Company. Administrative expenses included in the statement of changes in net assets available for benefits relate to participant distribution mailings and short-term trading fees applicable to certain investment options. These amounts are paid by the Plan, as a reduction from the participants’ account.

Contributions:

Participants can make before-tax or after-tax (including ROTH) contributions of up to 50% of annual eligible compensation. The maximum amount of the Company match is one dollar for each dollar of the first 6% of eligible compensation that a participant contributes to the Plan. Participants age 50 and over are eligible to contribute additional before-tax and ROTH contributions (“catch-up contributions”) above the annual Internal Revenue Service (“IRS”) limitations up to $7,500 in 2025. The contribution limit for participants is $23,500 and the limitation on benefits and contributions under Section 415(c)(l)(A) of the Internal Revenue Code is $70,000 in 2025.

Certain employees of the Company are eligible to receive “AZ Retirement Company Contributions.” A participant’s employer contribution is equal to a specified percentage of a participant’s eligible compensation for the Plan year, based on a participant’s points. Participant’s points are calculated as the aggregate age and service credits allocated to a participant for a plan year determined as of December 31 of the prior plan year. A participant shall receive one point for each year of attained age and one point for each completed year of points service. A participant shall also receive one point for full months of attained age and completed service that aggregate 12. During 2025, the specific employer contribution percentage was determined by the basis of the participant’s points for the Plan year as set forth in the following chart:

Basic contributions	Participant’s points

5%	Less than 40 points
6%	40 to 59 points
7%	60 to 79 points
8%	80 or more points

The amount of contributions is subject to the limitations imposed by the Internal Revenue Code (“IRC”). Both employee and Company contributions are allocated to each participant account. Participants direct the investment of their employee and Company contributions into the various investment options offered by the Plan.

Participant Accounts:

Each participant’s account is adjusted periodically to reflect his or her allocated portion of participant and Company contributions and investment earnings or losses. Investment earnings or losses allocated to each participant’s account are based on the portion of income and expenses and gains and losses of each investment in which the assets represented by the participant’s account are invested.

Vesting:

As it relates to AZ Retirement Company Contributions for eligible participants, a participant who is credited with at least one hour of service on or after January 1, 2007 becomes fully vested in his or her AZ Retirement Company Contributions after the completion of three years of service. All other participants are immediately vested in their contributions and all Company matching contributions, plus actual earnings thereon. If a participant is involuntarily terminated as a result of a Company restructuring, layoff or job elimination, their account will become fully (100%) vested if they would have otherwise become fully vested under the terms of the Plan no later than the six month anniversary of the date of their involuntary termination.

Participant Loans:

The Plan allows plan loans pursuant to Section 408(b)(l) of ERISA and the regulations thereunder. The maximum loan amount is the lesser of 50% of a participant’s account balance or $50,000, excluding any amounts in the AZ Retirement Company Contributions and reduced by the participant’s highest outstanding plan loan balance over the previous 12 months. The minimum loan amount is $1,000 and the maximum is two loans outstanding at any time for any eligible borrower.

Loans must generally be repaid over a period of up to five years, except for loans to purchase a principal residence which may be repaid over a period of up to 10 years. Interest rates are based on the “prime rate” published in the Wall Street Journal on the first calendar day of the month in which the loan is taken and remains fixed over the life of the loan. The principal amount and interest on a loan shall be repaid by level payroll deductions during each payroll period in which the loan is outstanding. As of December 31, 2025, the interest rates on the participant loans range from 3.25% to 9.5%. The AZ Retirement Company Contributions are not available for loans.

Payment of Benefits:

In the case of death, disability, termination, or retirement, a participant or, if applicable, the participant’s beneficiary, may receive a distribution of the vested portion of his or her accounts in a lump-sum amount or in installments. In addition, a participant may elect to withdraw all or part of his or her account in special circumstances, as defined by the Plan.

Forfeited Accounts:

If participants terminate employment prior to becoming fully vested in their AZ Retirement Company Contributions, then those contributions will be forfeited and used to reduce future employer company contributions to the Plan for the remaining participants. At December 31, 2025 and 2024, forfeited nonvested accounts totaled $39,626 and $46,891, respectively. Forfeitures used to reduce employer company contributions were $1,448,997 for the year ended December 31, 2025.